SCHEDULE OF INCOME TAX EXPENSE RECONCILIATION (Details) - USD ($)		12 Months Ended
		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Income Tax Disclosure [Abstract]
Income (Loss) before tax		$ 120,665	$ 1,147,948	$ (87,180)
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ 19,910	$ 189,411	$ (14,384)
Tax effect of income not taxable	[1]	(32,284)	(23)	(205)
Tax effect of expenses not deductible	[2]	286	1,473	14,589
Tax concession	[3]	(74,969)	(59,739)
Effect of two-tier tax rate	[4]		(21,154)
Income tax expense		$ (87,057)	$ 109,968

[1]	Income that is not taxable mainly consisted of the Equity in earnings of equity method investee, non-taxable capital gains, non-taxable investment income and income earned in non-taxable jurisdictions under applicable income tax laws.
[2]	Mainly represents the exchange difference which is capital in nature, operating expenses not for generating assessable profits in Hong Kong.
[3]	Enhanced deduction for R&D expenditure under DIPN No. 55 released by the Hong Kong Inland Revenue Department
[4]	The effect of the two-tiered profits tax rates regime was nil for the year ended April 30, 2026, as the lower-rate band had been fully utilized against assessable profits arising in the preceding period. Accordingly, no incremental tax benefit under the two-tiered regime was allocated to the current year.